Consolidated Statements of Operations - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Statement [Abstract]
Revenue	$ 9,972	$ 9,736
Cost of revenues	9,406	9,027
Gross profit	566	709
Operating expenses
Research and development	2,526	2,713
General and administrative	5,971	6,162
Sales and marketing	1,321	1,417
Total operating expenses	9,818	10,292
Loss from operations	(9,252)	(9,583)
Other income (expense), net:
Financial expense, net	(1,262)	(1,340)
Income before income taxes	(10,514)	(10,923)
Income tax expense	35	94
Net income (loss)	$ (10,549)	$ (11,017)
Net loss per share - basic	$ (2.23)	$ (3.75)
Net loss per share - diluted	$ (2.23)	$ (3.75)
Weighted average number of common shares outstanding - basic	4,969	2,938
Weighted average number of common shares outstanding - diluted	4,969	2,938